Employee benefit liabilities - Schedule of Actuarial Assumptions of Defined Benefit Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Actuarial Assumptions of Defined Benefit Obligation [Line Items]
Discount rate	9.50%	9.50%
Expected salary increase	5.50%	5.50%
Unified basic salary (SBU) (in Dollars)
Pension increase rate
Mortality Table	RV 08	RV 08
Turnover Table	128.58% SOA 2003	128.58% SOA 2003
Ecuador [Member]
Schedule of Actuarial Assumptions of Defined Benefit Obligation [Line Items]
Discount rate	5.38%	5.16%
Expected salary increase	2.50%	2.75%
Unified basic salary (SBU) (in Dollars)	$ 46,000	$ 45,000
Pension increase rate	0.40%	0.40%
Mortality Table	TM General IESS–2002	TM General IESS–2002
Turnover Table	TR Risko–2024	TR Risko–2023
Salvador [Member]
Schedule of Actuarial Assumptions of Defined Benefit Obligation [Line Items]
Discount rate	5.52%	6.24%
Expected salary increase	4.00%	4.00%
Unified basic salary (SBU) (in Dollars)
Pension increase rate
Mortality Table	CSO 80	CSO 80
Turnover Table	32.86%	22.86%